RELATED PARTY TRANSACTIONS	12 Months Ended
Jul. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS:

The Company has two operating leases with Weinstein Enterprises, Inc. (“Landlord”), an affiliated company, principally owned by the Chairman of the Board of Directors of both the Company and Landlord. One lease is for building, improvements, and land (Premises”) located at Jamaica Avenue at 169th Street, Jamaica, New York. Another lease is for Premises located at 504-506 Fulton Street, Brooklyn, New York.

Rent payments and expense relating to these two operating leases with Landlord follow:

	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2020	2019	2020	2019
Jamaica Avenue at 169th Street	$624,994	$624,994	$1,582,344	$624,994
504-506 Fulton Street	362,256	362,256	350,437	362,256
Total	$987,250	$987,250	$1,932,781	$987,250

The following summarizes assets and liabilities related to these two leases as of July 31, 2020:

	Operating Lease
	Right-Of-Use
Property	Assets	Liabilities	Expiration Date
Jamaica Avenue at 169th Street	$14,230,659	$5,455,029	May 31, 2030
504-506 Fulton Street	3,063,268	3,190,253	April 30, 2031
Total	$17,293,927	$8,645,282

Upon termination of the Jamaica, New York lease in 2030, all premises included in operating lease right-of-use assets plus leasehold improvements will be turned over to the Landlord. Until that time, the Company remains solely entitled to tax depreciation and other tax deductions relating to the building, improvements, and maintenance of the property. As of July 31, 2020, the federal tax basis is $13,863,981 with accumulated depreciation of $9,143,642 for a net tax book value of $4,720,339.